Note 2 - Summary of Significant Accounting Policies - Useful Life of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer Equipment and Software [Member]
Estimated useful life (Year)	3 years
Leasehold Improvements [Member] | Minimum [Member]
Estimated useful life (Year)	5 years
Leasehold Improvements [Member] | Maximum [Member]
Estimated useful life (Year)	11 years
Furniture and Fixtures [Member]
Estimated useful life (Year)	7 years
Office Equipment [Member]
Estimated useful life (Year)	5 years
Building [Member]
Estimated useful life (Year)	39 years 6 months